Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2025
Exploration and evaluation assets [Abstract]
Schedule of exploration and evaluation assets

	December 31, 2025	December 31, 2024
Balance, beginning of year	$118,785,555	$129,298,494
Additions:
Mineral rights and land fees	13,014	30,127
Site operations, environmental, construction, consulting and technical costs	11,037,467	4,885,615
Share-based compensation (Note 14)	840,620	1,682,382
Proceeds from royalty option agreement*	—	(1,000,000)
Effect of foreign exchange	7,604,012	(16,111,063)
Balance, end of year	$138,280,668	$118,785,555

* On November 1, 2024, the Company and its Subsidiary entered into an option agreement (see Note 20) and received $1,000,000.